Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities

Note 8 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	December 31, 2025	December 31, 2024
Other payables and accrued liabilities
Loan form Guarantor[1]	$-	$253,080
Borrowings – non-interest-bearing[2]	128,860	240,133
Receipt in advance	300,485	200,084
Salary payables	43,950	62,574
Others[3]	124,387	120,817
Total other payables and accrued liabilities	$597,682	$876,688

1.	In May 2023, the Company received a short-term borrowing from Industrial and Commercial Bank of China of $325,357 with an annual interest rate of 3.55% to be due in May 2024. The company defaulted on the principal borrowed in May 2024. In August 2024, Shenzhen Hi-Tech Investment Small Micro Financing Guarantee Co., Ltd. has repaid $247,914 on behalf of the Company, with interest payments of $5,165 as of December 31, 2024.

2.	Borrowing mainly involves interest-free borrowing from third parties.

3.	Others mainly involve the Company’s security reserves and the withholding of employees’ social insurance premiums. Additionally, it includes litigation compensation to be executed.